Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($) Segment Markets	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Significant Accounting Policies [Line Items]
Number of segments | Segment	2
Earnings from equity method investment	$ 310,000	$ 107,000
Non-cash construction advances - non-cash investing item	3,100,000	8,100,000	$ 9,300,000
Non-cash investing outflow activity		10,800,000
Goodwill impairment charges	0	0
Acquisition date adjustments to goodwill	1,380,000
Brigadier [Member]
Significant Accounting Policies [Line Items]
Goodwill assigned for deductible tax purpose	$ 4,900,000
Non-controlling Interest [Member]
Significant Accounting Policies [Line Items]
Non-cash investing outflow activity		18,900,000
Intellichoice Energy, LLC [Member]
Significant Accounting Policies [Line Items]
Subsidiaries holding interest percentage	65.00%
W.S. Nicholls Western Construction LTD. [Member]
Significant Accounting Policies [Line Items]
Investment amount	$ 10,800,000	14,700,000
Dividends	0
Exposure to loss as a result of its investment	14,700,000
Earnings from equity method investment	$ 310,000
Matheson-Nicholls Joint Venture [Member]
Significant Accounting Policies [Line Items]
Subsidiaries holding interest percentage	50.00%
CCI-TBN Toronto, Inc [Member]
Significant Accounting Policies [Line Items]
Subsidiaries holding interest percentage	25.00%
Centuri Construction Group Inc [Member]
Significant Accounting Policies [Line Items]
Ownership percentage in subsidiary	96.60%
Number of major markets | Markets	20
Intangible assets	$ 36,773,000	48,175,000
Construction expenses	7,700,000
Final settlement amount	4,000,000
Loss on construction contract	$ 3,400,000
Centuri Construction Group Inc [Member] | W.S. Nicholls Western Construction LTD. [Member]
Significant Accounting Policies [Line Items]
Subsidiaries holding interest percentage	50.00%
Pooled Funds and Mutual Funds [Member] | Level 2 - Significant Other Observable Inputs [Member]
Significant Accounting Policies [Line Items]
Money market fund investments	$ 250,000	250,000
Gas Pipe Materials and Supplies [Member]
Significant Accounting Policies [Line Items]
Gas pipe inventory and operating supplies	$ 24,000,000	$ 23,000,000